Average Annual Total Returns{- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-13 - Fidelity China Region Fund	Fidelity Advisor China Region Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor China Region Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor China Region Fund: Class Z Return Before Taxes Inception Date	IXYE2 Past 1 year	IXYE2 Past 5 years	IXYE2 Past 10 years
Total	26.96%	7.33%	7.53%	26.96%	6.71%	6.60%	16.16%	5.70%	5.95%	29.56%	7.47%	7.45%	32.74%	7.80%	7.37%	35.10%	8.94%	8.51%	35.32%		17.56%	[1]	Oct. 02, 2018	23.73%	8.12%	6.72%

[1]	(a)Since inception October 2, 2018.